Leases - Summary of future minimum lease payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022 (6 months remaining)	$ 212
2023 / 2022	106	$ 422
2023		106
Total undiscounted future lease payments	318	528
Less: imputed interest	(6)	(18)
Total lease liabilities	$ 312	$ 510	$ 1,200	$ 1,700